RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The Company recorded contributions, net of distributions, to the Domestic Solana Fund in “Other non-current assets” in the Condensed Consolidated Balance Sheets as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Contributions	$16	$24	$126	$3,779
Distributions	322	613	1,759	613
See Note 3 for detail on the Company’s investment in Domestic Solana Fund.